Customers and Other Financing and Non-Financing Accounts Receivable - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables [Line Items]
Credit loss experience period	2 years
(Impairment) reversal of accounts receivables recognized in the income statement	$ 3,113,324	$ 2,035,004	$ 2,349,095
Financing receivable individually evaluated for impairment	$ 827,739	$ 251,086
Pemex Industrial Transformation
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	5.75%	7.36%
Pemex corporate
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	4.60%	3.87%
Pemex Logistics
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	1.30%	0.88%
PMI CIM
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.16%	0.16%
PMI TRD
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.07%	0.13%